Disclosure of information about key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Salaries, fees and short-term benefits	$ 3,805	$ 3,108
Share-based compensation	2,595	3,512
Total	$ 6,400	$ 6,620